SCHEDULE OF CONDENSED BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 15, 2022
Condensed Financial Statements, Captions [Line Items]
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	3,000,000	3,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	15,350,000	12,000,000		12,000,000
Ordinary shares, shares outstanding	15,350,000	12,000,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	3,000,000	3,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	12,000,000	12,000,000
Ordinary shares, shares outstanding	12,000,000	12,000,000